Summary of Significant Accounting Policies (Details Narrative) $ in Thousands	3 Months Ended			4 Months Ended	6 Months Ended		9 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 25, 2019 USD ($)	May 10, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Oct. 08, 2019 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Line Items]
Revenues	$ 112,224	$ 58,585			$ 210,081	$ 135,704
Accounts Receivable, after Allowance for Credit Loss, Current	29,563				29,563			$ 34,235
Time charter
Property, Plant and Equipment [Line Items]
Revenues	74,824	41,143			129,166	88,735
Pooling arrangements
Property, Plant and Equipment [Line Items]
Revenues	16,682	13,430			39,358	32,596
Voyage contracts
Property, Plant and Equipment [Line Items]
Revenues	0	3,639			9,713	9,678
Capitalized Contract Cost, Gross	0				0			103
Accounts Receivable, after Allowance for Credit Loss, Current	1,910				1,910			$ 12,219
Profit sharing
Property, Plant and Equipment [Line Items]
Revenues	$ 20,718	$ 373			$ 31,844	$ 4,695
Shinyo Ocean
Property, Plant and Equipment [Line Items]
Vessel type				2001-built VLCC
Vessel capacity in DWT				281,395
Sale price				$ 12,525
C. Dream
Property, Plant and Equipment [Line Items]
Vessel type			2000-built VLCC
Vessel capacity in DWT			298,570
Sale price			$ 21,750
Nave Electron
Property, Plant and Equipment [Line Items]
Vessel type							2002-built VLCC
Vessel capacity in DWT							305,178
Sale price							$ 25,250